Other Income - Schedule of Other Income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Unconditional government grants	¥ 1,652,039	¥ 6,696,779	¥ 9,945,338
Others	1,803,136	1,711,312	1,797,887
Total	¥ 3,455,175	¥ 8,408,091	¥ 11,743,225